Consolidated balance sheets (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses	€ 958	€ 936
Class A common stock
Class common stock, par value (in EUR per share)	€ 0.06	€ 0.06
Class common stock, shared authorized (in shares)	1,523,230,720	1,523,230,720
Class common stock, shares issued (in shares)	114,059,630	110,919,270
Common stock, shares outstanding (in shares)	114,059,630	110,919,270
Class B common stock
Class common stock, par value (in EUR per share)	€ 0.60	€ 0.60
Class common stock, shared authorized (in shares)	237,676,928	237,676,928
Class common stock, shares issued (in shares)	237,476,895	237,476,895
Common stock, shares outstanding (in shares)	237,476,895	237,476,895